Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Products	$ 456	$ 80	$ 721	$ 471	$ 591	$ 572
Licensing and royalties		27	7	46	59	400
Total revenue	456	107	728	517	650	972
Cost of sales	396	73	589	256	354	373
Gross profit	60	34	139	261	296	599
Selling, marketing, general and administrative	1,213	1,372	3,735	3,338	4,850	4,243
Research and development	368	217	829	616	943	1,120
Manufacturing contract costs				6,300	6,300
Settlement Expense						1,713
Total operating expenses	1,581	1,589	4,564	10,254	12,093	7,076
Operating loss	(1,521)	(1,555)	(4,425)	(9,993)	(11,797)	(6,477)
Change in value of warrants, gain (loss)	(2,511)	4,184	(1,715)	4,010	6,547	1,328
Change in value of embedded conversion feature liabilities, gain (loss)	(2,435)	2,785	621	2,785	4,931
Debt discount amortization expense	(361)	(6,247)	(6,504)	(6,247)	(11,949)
Financing costs				(1,355)	(1,355)
Interest expense	(21)	(240)	(242)	(258)	(459)	(90)
Interest income	1	10	5	18	23	22
Other Income					34	26
Gain on extinguishment of debt (Note 7)	91		91
Loss from continuing operations before income taxes					(14,025)	(5,191)
Loss from continuing operations					(14,025)	(5,191)
Gain on disposal of subsidiary, net of tax						12,109
Loss from operations of discontinued operations, net of tax						(763)
Comprehensive income (loss)					(14,025)	6,155
Net loss	(6,757)	(1,063)	(12,169)	(11,040)	(14,025)	6,155
Net loss attributable to non-controlling interest	32		40			587
Net loss and comprehensive loss attributable to Liquidmetal Technologies shareholders	$ (6,725)	$ (1,063)	$ (12,129)	$ (11,040)	$ (14,025)	$ 6,155
Net loss per common share attributable to Liquidmetal Technologies shareholders, basic and diluted (in Dollars per share)	$ (0.02)	$ (0.01)	$ (0.04)	$ (0.06)
Loss from continuing operations (in Dollars per share)					$ (0.07)	$ (0.04)
Income from discontinued operations (in Dollars per share)						$ 0.09
Basic income (loss) per share (in Dollars per share)					$ (0.07)	$ 0.05
Loss from continuing operations (in Dollars per share)					$ (0.07)	$ (0.04)
Income from discontinued operations (in Dollars per share)						$ 0.07
Diluted income (loss) per share (in Dollars per share)					$ (0.07)	$ 0.03
Number of weighted average shares - basic and diluted (in Shares)	372,840,523	195,275,681	330,329,312	173,544,833
Number of weighted average shares - basic (in Shares)					188,298,113	118,523,228
Number of weighted average shares - diluted (in Shares)					188,298,113	163,292,496